Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Schedule of fair value measurements assets and liabilities

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2022	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs	NAV
Description	thousands)	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Available-for-sale investments	14,941	—	14,941	—	—
Trading debt securities	207,670	207,670	—	—	—
Equity securities measured at fair value	5,265	1,304	3,961	—	—
Investments held by consolidated investment fund	67,443	26,637	40,806	—	—
Long-term investments
Investments held by consolidated investment fund	74,751	—	74,751	—	—
Other long-term investments measured at fair value	631,662	—	242,753	358,351	30,558

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2023	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs	NAV
Description	thousands)	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Trading debt securities	84,537	84,537	—	—	—
Equity securities measured at fair value	3,630	3,630	—	—	—
Investments held by consolidated investment fund	132,561	132,561	—	—	—
Long-term investments
Investments held by consolidated investment fund	71,013	—	15,777	—	55,236
Other long-term investments measured at fair value	595,854	—	22,081	546,543	27,230

Schedule of Investments Measured at Fair Value Using Significant Unobservable Inputs (Level3)

A reconciliation of the beginning and ending balances of the investments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2023, presented as follows:

RMB
(Amount in Thousands)
Level 3 investments as of January 1, 2023	358,351
Transfer of investments in fair value hierarchy from Level 2 to Level 3	242,753
Transfer of investments in fair value hierarchy from Level 3 to Level 2	(8,494)
Changes in fair value included in investment income	(53,071)
Settlements	(1,155)
Foreign currency translation adjustments	8,159
Level 3 investments as of December 31, 2023	546,543
Changes in net unrealized gains included in investment income related to Level 3 investments still held as of December 31, 2023	(51,999)